IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2025
Statement [Line Items]
Schedule of Probability of Default Risk Ranges
The following table maps PD ranges

to risk levels:
Risk assessment PD Segment PD Range
Low Risk 1 0.00 to 0.15%
Normal Risk 2 0.16 to 0.41
3 0.42 to 1.10
Medium Risk 4 1.11 to 2.93
5 2.94 to 4.74
High Risk 6 4.75 to 7.59
7 7.60 to 18.24
8 18.25 to 99.99
Default 9 100.00

Schedule of BRR Scale Aligned to External Ratings
TD’s 21-point BRR scale broadly aligns to external

ratings as follows:
Description Rating Category Standard & Poor’s Moody’s Investor Services
Investment grade 0 to 1C AAA to AA- Aaa to Aa3
2A to 2C A+ to A- A1 to A3
3A to 3C BBB+ to BBB- Baa1 to Baa3
Non-investment grade 4A to 4C BB+ to BB- Ba1 to Ba3
5A to 5C B+ to B- B1 to B3
Watch and classified 6 to 8 CCC+ to CC and below Caa1 to Ca and below
Impaired/default 9A to 9B Default Default

Portfolio Market Risk Measures
The following table presents the end of year, average, high,

and low usage of TD’s portfolio metrics.
TABLE 44: PORTFOLIO MARKET RISK

MEASURES
(millions of Canadian dollars) 2025 2024
As at Average High Low As at Average High Low
Interest rate risk $ 10.3 $ 10.5 $ 21.1 $ 1.6 $ 8.4 $ 16.8 $ 27.7 $ 5.1
Credit spread risk 15.8 19.3 27.4 13.7 25.1 30.0 40.5 18.9
Equity risk 14.1 11.0 29.3 6.6 7.7 7.8 12.0 5.2
Foreign exchange risk 4.6 4.1 10.2 1.2 5.2 2.9 7.8 1.2
Commodity risk 37.6 24.6 46.0 3.8 6.0 4.5 11.5 2.2
Idiosyncratic debt specific risk 13.1 19.8 28.0 13.1 18.2 20.3 29.7 13.8
Diversification effect 1 (41.7) (52.7) n/m 2 n/m (45.0) (50.8) n/m n/m
Total Value-at-Risk (one-day) 53.8 36.6 58.9 20.9 25.6 31.5 44.9 21.8
1

The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
TABLE 45: STRUCTURAL INTEREST

RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
EVE NII 1,2 EVE 1 NII 1
Sensitivity
1,2
Sensitivity
1,2,3
Sensitivity
1
Sensitivity
1,3
Canadian
U.S.

Total Canadian U.S. Total Total Total
dollar
4
dollar dollar
4
dollar
Before-tax impact of

100 bps increase in rates
$ (957) $ (1,558) $ (2,515) $ 400 $ 390 $ 790 $ (2,489) $ 720

100 bps decrease in rates
865 1,227 2,092 (441) (419) (860) 1,914 (983)
1 Does not include exposures from Wholesale Banking.
2
Effective July 31, 2025, the sensitivity measures are reported by currency to better differentiate

NIIS to movements in underlying rates.
3
Represents the twelve-month NII exposure to an immediate and sustained shock in rates, and may include adjustments for non-recurring items.
4

Includes other currency exposures.

Summary of Liquid Assets by Type and Currency
Assets held by the Bank to meet liquidity

requirements are summarized in the following

tables. The tables do not include assets held

within the Bank’s insurance
businesses as these are used to support insurance-specific

liabilities and capital requirements.
TABLE 46: SUMMARY OF LIQUID

ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted)
As at

Securities

received as

collateral from

securities

financing and

Bank-owned

derivative

Total
Encumbered

Unencumbered

liquid assets

transactions liquid assets
liquid assets

liquid assets 1
October 31, 2025

Cash and central bank reserves
$ 17,966
$
–
$
17,966
$
1,130
$
16,836
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 2
112,902 117,718 230,620 95,245 135,375
Equities
18,403 4,111 22,514 19,146 3,368
Other debt securities
6,229 6,219 12,448 9,213 3,235
Other securities
– – – – –
Total Canadian dollar-denominated
155,500 128,048 283,548 124,734 158,814
Cash and central bank reserves
89,425 – 89,425 185 89,240
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks
215,537 160,502 376,039 179,623 196,416
Equities
65,295 42,664 107,959 62,020 45,939
Other debt securities
77,703 17,744 95,447 29,212 66,235
Other securities
31,647 2,937 34,584 8,161 26,423
Total non-Canadian dollar-denominated
479,607 223,847 703,454 279,201 424,253
Total
$ 635,107
$
351,895
$
987,002
$
403,935
$
583,067
October 31, 2024

Total Canadian dollar-denominated
163,269 117,083 280,352 110,064 170,288
Total non-Canadian dollar-denominated
482,052 179,665 661,717 247,478 414,239
Total
$ 645,321
$
296,748 $ 942,069 $ 357,542 $ 584,527
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.
2

Includes National Housing Act Mortgage-Backed Securities (NHA MBS).

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
Unencumbered liquid assets held in The

Toronto-Dominion Bank, its domestic and foreign subsidiaries, and branches are summarized in the following

table.
TABLE 47: SUMMARY OF UNENCUMBERED

LIQUID ASSETS BY BANK,

SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
The Toronto-Dominion Bank (Parent) $ 257,722 $ 237,005
Bank subsidiaries 306,961 314,306
Foreign branches 18,384 33,216
Total $ 583,067 $ 584,527

Summary of Deposit Funding
TABLE 55: SUMMARY OF DEPOSIT

FUNDING
1
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Personal $ 650,396 $ 641,667
Non-personal 316,319 310,422
Total $ 966,715 $ 952,089
1
The calculation methodology has been changed to reflect deposit funding from personal, wealth and business banking channels.

Summary of Remaining Contractual Maturity
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. The values of credit instruments reported in the following table represent the maximum amount

of additional credit that the Bank could

be obligated to extend should such instruments

be fully drawn or
utilized. Since a significant portion of guarantees

and commitments are expected to expire

without being drawn upon, the total of the contractual

amounts is not
representative of expected future liquidity requirements.

These contractual obligations have an impact

on the Bank’s short-term and long-term liquidity

and capital
resource needs.
The maturity analysis presented does not depict

the degree of the Bank’s maturity transformation or

the Bank’s exposure to interest rate and liquidity risk.

The
Bank’s objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market availability. The Bank utilizes stable non-maturity deposits (chequing

and savings accounts) and term deposits

as the primary source of long-term funding

for the Bank’s non-trading
assets including personal and business

term loans and the stable balance of revolving

lines of credit. Additionally, the Bank issues long-term funding in respect of
such non-trading assets and raises short-term

funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is
considered when determining the appropriate

term of the funding.
TABLE 58: REMAINING CONTRACTUAL

MATURITY
(millions of Canadian dollars) As at
October 31, 2025
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 7,512 $ – $ – $ – $ – $ – $ – $ – $ – $ 7,512
Interest-bearing deposits with banks
106,857 724 39 – – – – – 1,797 109,417
Trading loans, securities, and other
1 4,243 5,867 5,219 3,647 4,107 10,100 33,372 31,052 122,529 220,136
Non-trading financial assets at fair value through
profit or loss
– – – 74 – 332 2,939 1,873 2,177 7,395
Derivatives
10,478 12,594 7,269 4,638 5,006 11,761 17,913 13,313 – 82,972
Financial assets designated at fair value through
profit or loss
271 226 543 649 251 1,396 2,715 935 – 6,986
Financial assets at fair value through other comprehensive

income
1,959 4,006 3,698 3,802 6,061 6,002 48,054 49,739 3,048 126,369
Debt securities at amortized cost, net of allowance
for credit losses
4,850 3,768 5,670 7,152 3,992 28,954 70,952 115,102 (1) 240,439
Securities purchased under reverse repurchase

agreements
2 164,872 40,541 28,394 6,906 4,840 786 739 – – 247,078
Loans
Residential mortgages

3,463 7,240 16,334 25,284 23,462 78,900 112,140 48,240 – 315,063
Consumer instalment and other personal
1,115 2,652 6,373 9,240 7,052 31,673 96,668 37,975 66,285 259,033
Credit card
– – – – – – – – 41,662 41,662
Business and government

59,741 12,360 13,577 17,631 17,491 44,950 89,699 56,975 33,519 345,943
Total loans 64,319 22,252 36,284 52,155 48,005 155,523 298,507 143,190 141,466 961,701
Allowance for loan losses – – – – – – – – (8,689) (8,689)
Loans, net of allowance for loan losses 64,319 22,252 36,284 52,155 48,005 155,523 298,507 143,190 132,777 953,012
Goodwill
3
– – – – – – – – 18,980 18,980
Other intangibles
3 – – – – – – – – 3,409 3,409
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 3 2 4 10 86 679 3,333 6,015 10,132
Deferred tax assets
– – – – – – – – 5,388 5,388
Amounts receivable from brokers, dealers, and clients
27,345 – – – – – – – – 27,345
Other assets
5,207 2,630 3,076 521 485 199 412 507 14,951 27,988
Total assets $ 397,913 $ 92,611 $ 90,194 $ 79,548 $ 72,757 $ 215,139 $ 476,282 $ 359,044 $ 311,070 $ 2,094,558
Liabilities
Trading deposits $ 3,346 $ 4,147 $ 5,288 $ 2,790 $ 4,967 $ 6,314 $ 7,931 $ 3,099 $ – $ 37,882
Derivatives
10,690 13,350 8,930 7,039 4,359 8,034 15,169 11,785 – 79,356
Securitization liabilities at fair value
– 1,096 570 1,069 739 2,248 13,667 5,894 – 25,283
Financial liabilities designated at

fair value through profit or loss

48,996 46,231 57,600 26,665 17,192 652 3 – 296 197,635
Deposits
4,5
Personal
15,300 30,652 24,351 17,289 19,285 17,296 12,784 2 513,437 650,396
Banks
15,232 96 56 – 49 2 2 – 11,796 27,233
Business and government
18,548 20,498 19,236 15,276 10,272 51,067 56,791 32,004 365,783 589,475
Total deposits 49,080 51,246 43,643 32,565 29,606 68,365 69,577 32,006 891,016 1,267,104
Obligations related to securities sold short
1
2,677 575 1,304 1,647 1,245 6,351 14,346 12,879 2,771 43,795
Obligations related to securities sold under repurchase

agreements
2 196,625 20,970 3,017 237 114 164 23 – – 221,150
Securitization liabilities at amortized cost
– 719 182 367 567 1,602 5,104 6,300 – 14,841
Amounts payable to brokers, dealers, and clients
27,434 – – – – – – – – 27,434
Insurance-related liabilities
215 405 607 608 641 1,137 1,508 1,288 869 7,278
Other liabilities
5,198 6,600 2,535 1,628 922 2,380 2,024 5,944 7,009 34,240
Subordinated notes and debentures

– – – – – – – 10,733 – 10,733
Equity – – – – – – – – 127,827 127,827
Total liabilities and equity $ 344,261 $ 145,339 $ 123,676 $ 74,615 $ 60,352 $ 97,247 $ 129,352 $ 89,928 $ 1,029,788 $ 2,094,558
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 16,424 $ 45,279 $ 31,734 $ 23,774 $ 23,268 $ 49,354 $ 174,265 $ 3,658 $ 1,990 $ 369,746
Other commitments
8
131 233 271 325 246 931 2,864 376 12 5,389
Unconsolidated structured entity commitments 1,312 1,004 1,855 3,143 1,787 7,012 2,930 – – 19,043
Total off-balance sheet commitments $ 17,867 $ 46,516 $ 33,860 $ 27,242 $ 25,301 $ 57,297 $ 180,059 $ 4,034 $ 2,002 $ 394,178
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
70

billion of covered bonds with remaining contractual maturities of $
10

billion in ‘over 3 months to 6 months’, $
4

billion in ‘over 6 months to 9 months’, $
5

billion in ‘over 9
months to 1 year’ $ 24

billion in ‘over 1 to 2 years’, $
19

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
623

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.
TABLE 58: REMAINING CONTRACTUAL

MATURITY
(continued)
(millions of Canadian dollars) As at
October 31, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,437 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,437
Interest-bearing deposits with banks
165,665 23 – – – – – – 4,242 169,930
Trading loans, securities, and other
1 3,773 4,852 6,777 4,852 4,729 11,756 28,458 27,484 83,089 175,770
Non-trading financial assets at fair value through
profit or loss
– 2 301 1,431 96 702 810 694 1,833 5,869
Derivatives
11,235 12,059 5,501 4,257 2,587 10,485 17,773 14,164 – 78,061
Financial assets designated at fair value through
profit or loss
367 251 486 613 292 1,144 1,865 1,399 – 6,417
Financial assets at fair value through other comprehensive

income
357 7,284 6,250 6,459 9,367 5,766 19,729 34,270 4,415 93,897
Debt securities at amortized cost, net of allowance
for credit losses
1,620 4,237 4,763 6,367 4,072 30,513 93,429 126,617 (3) 271,615
Securities purchased under reverse repurchase

agreements
2 134,310 35,360 19,897 10,119 5,299 1,722 482 – 1,028 208,217
Loans
Residential mortgages

7,502 11,817 13,066 16,074 4,353 86,112 132,381 60,344 – 331,649
Consumer instalment and other personal
974 1,758 2,509 4,077 6,137 28,498 88,052 35,096 61,281 228,382
Credit card
– – – – – – – – 40,639 40,639
Business and government

55,591 15,405 10,866 19,340 18,982 47,488 98,362 61,904 29,035 356,973
Total loans 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 130,955 957,643
Allowance for loan losses – – – – – – – – (8,094) (8,094)
Loans, net of allowance for loan losses 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 122,861 949,549
Investment in Schwab – – – – – – – – 9,024 9,024
Goodwill
3 – – – – – – – – 18,851 18,851
Other intangibles
3 – – – – – – – – 3,044 3,044
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 1 4 12 81 562 3,130 6,039 9,837
Deferred tax assets
– – – – – – – – 4,937 4,937
Amounts receivable from brokers, dealers, and clients
22,115 – – – – – – – – 22,115
Other assets
6,556 2,478 2,989 556 367 373 312 153 14,397 28,181
Total assets $ 416,502 $ 95,534 $ 73,406 $ 74,149 $ 56,293 $ 224,640 $ 482,215 $ 365,255 $ 273,757 $ 2,061,751
Liabilities
Trading deposits $ 4,522 $ 2,516 $ 2,768 $ 2,101 $ 3,715 $ 5,488 $ 7,566 $ 1,736 $ – $ 30,412
Derivatives
9,923 11,556 5,740 3,319 2,783 8,800 12,877 13,370 – 68,368
Securitization liabilities at fair value
– 1,004 328 644 97 3,313 9,443 5,490 – 20,319
Financial liabilities designated at

fair value through profit or loss

50,711 25,295 51,967 40,280 37,964 1,477 – – 220 207,914
Deposits
4,5
Personal
14,229 31,997 30,780 16,971 19,064 15,120 15,590 7 497,909 641,667
Banks
14,714 4,287 2,434 16,343 6,954 – 3 – 12,963 57,698
Business and government
23,536 24,136 11,295 19,038 9,020 37,681 76,667 24,144 343,798 569,315
Total deposits 52,479 60,420 44,509 52,352 35,038 52,801 92,260 24,151 854,670 1,268,680
Obligations related to securities sold short
1
1,431 2,392 750 971 603 8,303 10,989 12,610 1,466 39,515
Obligations related to securities sold under repurchase

agreements
2 173,741 21,172 2,096 1,036 30 1,225 23 – 2,577 201,900
Securitization liabilities at amortized cost
119 589 819 438 144 1,843 4,823 3,590 – 12,365
Amounts payable to brokers, dealers, and clients
26,598 – – – – – – – – 26,598
Insurance-related liabilities
224 448 671 671 705 1,184 1,656 727 883 7,169
Other liabilities
12,396 14,478 7,279 1,114 876 1,886 1,421 5,608 6,820 51,878
Subordinated notes and debentures

– – – 200 – – – 11,273 – 11,473
Equity – – – – – – – – 115,160 115,160
Total liabilities and equity $ 332,144 $ 139,870 $ 116,927 $ 103,126 $ 81,955 $ 86,320 $ 141,058 $ 78,555 $ 981,796 $ 2,061,751
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 31,198 $ 28,024 $ 26,127 $ 24,731 $ 21,440 $ 52,706 $ 174,388 $ 4,743 $ 1,948 $ 365,305
Other commitments
8
113 266 270 400 254 1,019 1,591 403 50 4,366
Unconsolidated structured entity commitments – – – 125 766 490 19 – – 1,400
Total off-balance sheet commitments $ 31,311 $ 28,290 $ 26,397 $ 25,256 $ 22,460 $ 54,215 $ 175,998 $ 5,146 $ 1,998 $ 371,071
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
75

billion of covered bonds with remaining contractual maturities of $
2

billion in ‘over 3 months to 6 months’, $
10

billion in ‘over 6 months to 9 months’, $
18

billion in ‘over 1 to
2 years’, $ 37

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
609

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.